SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
On July 29, 2020, Brookfield Renewable contributed its renewable power assets in the United States, Brazil and Colombia (excluding a 10% interest in certain Brazilian and Colombian operations, which will continue to be held indirectly by Brookfield Renewable) to BEPC. On July 30, 2020, Brookfield Renewable completed a special distribution (the “special distribution”) whereby unitholders of record as of July 27, 2020 (the “Record Date”) received one class A exchangeable subordinate voting share (“BEPC exchangeable share") for every four units held. Immediately prior to the special distribution, Brookfield Renewable received BEPC exchangeable shares through a distribution by BRELP (the "BRELP" distribution) of the BEPC exchangeable shares to all of its unitholders. As a result of the BRELP Distribution, (i) Brookfield and its subsidiaries received approximately 33.1 million BEPC exchangeable shares and (ii) Brookfield Renewable received approximately 44.7 million class A shares, which it subsequently distributed to unitholders pursuant to the special distribution. Upon completion of the special distribution, (i) holders of units held approximately 42.8% of the issued and outstanding BEPC exchangeable shares (ii) Brookfield and its affiliates held approximately 57.2% of the issued and outstanding BEPC exchangeable shares, and (iii) a subsidiary of Brookfield Renewable owned all of the issued and outstanding class B multiple voting shares, or class B shares, which represent a 75.0% voting interest in BEPC, and all of the issued and outstanding class C non-voting shares, or class C shares, of BEPC, which entitle Brookfield Renewable to the residual value in BEPC after payment in full of the amount due to holders of BEPC exchangeable shares and class B shares. Brookfield Renewable directly and indirectly controlled BEPC prior to the special distribution and continues to control BEPC subsequent to the special distribution through its interests in the company. The BEPC exchangeable shares are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “BEPC”.
The thresholds used for the calculation of incentive distribution rights that Brookfield is entitled to as the owner of the 1% GP interest in BRELP will be reduced on the completion of the special distribution to give effect to the special distribution, to $0.300 and $0.338, respectively.
On July 31, 2020, shortly following the special distribution, Brookfield Renewable acquired all of the outstanding Class A common stock of TerraForm Power, other than the approximately 62% already owned by Brookfield Renewable and its affiliates, through a series of transactions (the "TerraForm Power acquisition"). Pursuant to the TerraForm Power acquisition, each holder of public shares of TerraForm Power was entitled to receive 0.47625 of a BEPC exchangeable share or, at the election of the holder, a LP Unit. As a result of the TerraForm Power acquisition, holders of public shares of TerraForm Power exchanged their shares for 37,035,241 exchangeable units of BEPC and 4,034,469 LP Units. After giving effect to the special distribution and the TERP acquisition, Brookfield and its affiliates, including Brookfield Renewable, through its ownership of BEPC exchangeable shares and class B shares, holds an approximate 84.7% voting interest in BEPC. Holders of BEPC exchangeable shares, excluding Brookfield and its affiliates and Brookfield Renewable, hold an approximate 15.3% aggregate voting interest in BEPC.
Concurrently with the TerraForm Power acquisition, Brookfield Renewable entered into a voting agreement with Brookfield whereby Brookfield agreed to provide Brookfield Renewable with a number of voting rights, including the authority to direct the election of the Boards of Directors of the Brookfield entity that owns shares in TerraForm Power. As a result, Brookfield Renewable controls and consolidates TerraForm Power.
Following the closing of the TerraForm Power acquisition, Brookfield Asset Management owns, directly and indirectly, 220,030,707 LP Units and Redeemable/Exchangeable partnership units and BEPC exchangeable shares, representing approximately 51.5% of Brookfield Renewable on a fully-exchanged basis and the remaining approximately 48.5% is held by public investors.